Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Accounting

As permitted by the rules and regulations of the SEC, the Companies’ accompanying unaudited Consolidated Financial Statements contain certain condensed financial information and exclude certain footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with GAAP. These unaudited Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and Notes in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.

In the Companies’ opinion, the accompanying unaudited Consolidated Financial Statements contain all adjustments necessary to present fairly their financial position at June 30, 2023, their results of operations and changes in equity for the three and six months ended June 30, 2023 and 2022 and their cash flows for the six months ended June 30, 2023 and 2022. Such adjustments are normal and recurring in nature unless otherwise noted.

Estimates

The Companies make certain estimates and assumptions in preparing their Consolidated Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results may differ from those estimates.

Consolidation

The Companies’ accompanying unaudited Consolidated Financial Statements include, after eliminating intercompany transactions and balances, their accounts, those of their respective majority-owned subsidiaries and non-wholly-owned entities in which they have a controlling financial interest. For certain partnership structures, income is allocated based on the liquidation value of the underlying contractual arrangements.

Reclassifications

Certain amounts in the Companies’ 2022 Consolidated Financial Statements and Notes have been reclassified to conform to the 2023 presentation for comparative purposes; however, such reclassifications did not affect the Companies’ net income, total assets, liabilities, equity or cash flows.

Amounts disclosed for Dominion Energy are inclusive of Virginia Power, where applicable. There have been no significant changes from Note 2 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022, with the exception of the items described below.

Cash, Restricted Cash and Equivalents

Cash, Restricted Cash and Equivalents

Restricted Cash and Equivalents

The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the six months ended June 30, 2023 and 2022:

	Cash, Restricted Cash and Equivalents at End of Period		Cash, Restricted Cash and Equivalents at Beginning of Period
	June 30, 2023	June 30, 2022	December 31, 2022	December 31, 2021
(millions)
Dominion Energy
Cash and cash equivalents(1)	$137	$273	$153	$283
Restricted cash and equivalents(2)	178	134	188	125
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$315	$407	$341	$408
Virginia Power
Cash and cash equivalents	$19	$56	$22	$26
Restricted cash and equivalents(3)	—	2	2	—
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$19	$58	$24	$26

(1)
At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $29 million, $24 million, $34 million and $34 million, respectively, of cash and cash equivalents included in current assets held for sale.
(2)
At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $3 million, $1 million, $2 million and less than $1 million, respectively, of restricted cash and equivalents included in current assets held for sale.
(3)
Restricted cash and equivalents balances are presented within other current assets in Virginia Power's Consolidated Balance Sheets.

Supplemental Cash Flow Information

The following table provides supplemental disclosure of cash flow information related to Dominion Energy:

Six Months Ended June 30,	2023	2022
(millions)
Significant noncash investing and financing activities:(1)
Accrued capital expenditures	$713	$512
Leases(2)	279	57
(1)
See Note 10 for noncash investing activities related to the acquisition of a noncontrolling interest in Dominion Privatization, Note 16 for noncash financing activities related to the remarketing of Series A Preferred Stock and the issuance of common stock associated with the settlement of litigation and Note 17 for noncash financing activities related to the transfer of property associated with the settlement of litigation.
(2)
Includes $40 million and $19 million of financing leases at June 30, 2023 and 2022, respectively, and $239 million and $38 million of operating leases at June 30, 2023 and 2022, respectively.

The following table provides supplemental disclosure of cash flow information related to Virginia Power:

Six Months Ended June 30,	2023	2022
(millions)
Significant noncash investing and financing activities:
Accrued capital expenditures	$550	$240
Leases(1)	242	47

(1)
Includes $36 million and $14 million of financing leases at June 30, 2023 and 2022, respectively, and $206 million and $33 million of operating leases at June 30, 2023 and 2022, respectively.

Fair Value Measurements

The Companies enter into certain physical and financial forwards, futures and options, which are considered Level 3 as they have one or more inputs that are not observable and are significant to the valuation. The discounted cash flow method is used to value Level 3 physical and financial forwards and futures contracts. An option model is used to value Level 3 physical options. The discounted cash flow model for forwards and futures calculates mark-to-market valuations based on forward market prices, original transaction prices, volumes, risk-free rate of return and credit spreads. The option model calculates mark-to-market valuations using variations of the Black-Scholes option model. The inputs into the models are the forward market prices, implied price volatilities, risk-free rate of return, the option expiration dates, the option strike prices, the original sales prices and volumes. For Level 3 fair value measurements, certain forward market prices and implied price volatilities are considered unobservable.

Regulatory Matters Involving Potential Loss Contingencies

Regulatory Matters Involving Potential Loss Contingencies

As a result of issues generated in the ordinary course of business, the Companies are involved in various regulatory matters. Certain regulatory matters may ultimately result in a loss; however, as such matters are in an initial procedural phase, involve uncertainty as to the outcome of pending reviews or orders, and/or involve significant factual issues that need to be resolved, it is not possible for the Companies to estimate a range of possible loss. For regulatory matters that the Companies cannot estimate, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the regulatory process such that the Companies are able to estimate a range of possible loss. For regulatory matters that the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. Any estimated range is based on currently available information, involves elements of judgment and significant uncertainties and may not represent the Companies’ maximum possible loss exposure. The circumstances of such regulatory matters will change from time to time and actual results may vary significantly from the current estimate. For current matters not specifically reported below, management does not anticipate that the outcome from such matters would have a material effect on the Companies’ financial position, liquidity or results of operations.

Commitments and Contingencies

As a result of issues generated in the ordinary course of business, the Companies are involved in legal proceedings before various courts and are periodically subject to governmental examinations (including by regulatory authorities), inquiries and investigations. Certain legal proceedings and governmental examinations involve demands for unspecified amounts of damages, are in an initial procedural phase, involve uncertainty as to the outcome of pending appeals or motions, or involve significant factual issues that need to be resolved, such that it is not possible for the Companies to estimate a range of possible loss. For such matters that the Companies cannot estimate, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the litigation or investigative processes such that the Companies are able to estimate a range of possible loss. For legal proceedings and governmental examinations that the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. The Companies maintain various insurance programs, including general liability insurance coverage which provides coverage for personal injury or wrongful death cases. Any accrued liability is recorded on a gross basis with a receivable also recorded for any probable insurance recoveries. Estimated ranges of loss are inclusive of legal fees and net of any anticipated insurance recoveries. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the Companies’ maximum possible loss exposure. The circumstances of such legal proceedings and governmental examinations will change from time to time and actual results may vary significantly from the current estimate. For current proceedings not specifically reported below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the Companies’ financial position, liquidity or results of operations.

Guarantees, Surety Bonds and Letters of Credit

Dominion Energy also enters into guarantee arrangements on behalf of its consolidated subsidiaries, primarily to facilitate their commercial transactions with third parties. If any of these subsidiaries fail to perform or pay under the contracts and the counterparties seek performance or payment, Dominion Energy would be obligated to satisfy such obligation. To the extent that a liability subject to a guarantee has been incurred by one of Dominion Energy’s consolidated subsidiaries, that liability is included in the Consolidated Financial Statements. Dominion Energy is not required to recognize liabilities for guarantees issued on behalf of its subsidiaries unless it becomes probable that it will have to perform under the guarantees. Terms of the guarantees typically end once obligations have been paid. Dominion Energy currently believes it is unlikely that it would be required to perform or otherwise incur any losses associated with guarantees of its subsidiaries’ obligations.